Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 257,592	$ 442,141
Short-term bank deposits	571	595
Accounts receivable, net	123,215	150,806
Inventories	123,658	123,385
Net investment in sales-type leases	11,704	8,170
Prepaid expenses	$ 8,469	7,931
Deferred income taxes		25,697
Other current assets	$ 21,864	37,903
Total current assets	547,073	796,628
Non-current assets
Goodwill	383,853	1,323,502
Other intangible assets, net	252,468	597,903
Property, plant and equipment, net	201,934	157,036
Net investment in sales-type leases - long-term	17,785	14,822
Deferred income taxes and other non-current assets	11,243	9,216
Total non-current assets	867,283	2,102,479
Total assets	1,414,356	2,899,107
Current liabilities
Accounts payable	$ 39,021	37,359
Short-term debt		50,000
Accrued expenses and other current liabilities	$ 31,314	34,514
Accrued compensation and related benefits	34,052	42,332
Income taxes payable	11,395	13,246
Obligations in connection with acquisitions	4,636	28,092
Deferred revenues	52,309	45,023
Total current liabilities	172,727	250,566
Non-current liabilities
Obligations in connection with acquisitions - long-term	4,354	26,461
Deferred tax liabilities	16,040	55,835
Deferred revenues - long-term	7,627	5,946
Other non-current liabilities	22,428	25,091
Total non-current liabilities	50,449	113,333
Total liabilities	$ 223,176	$ 363,899
Commitments and contingencies (see note 10)
Redeemable non-controlling interests	$ 2,379	$ 3,969
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 52,082 thousands shares and 50,923 thousands shares issued and outstanding at December 31, 2015 and 2014, respectively	141	139
Additional paid-in capital	2,605,957	2,568,149
Accumulated other comprehensive loss	(10,774)	(3,647)
Accumulated deficit	(1,406,706)	(33,871)
Equity attributable to Stratasys Ltd.	1,188,618	2,530,770
Non-controlling interests	183	469
Total equity	1,188,801	2,531,239
Total liabilities and equity	$ 1,414,356	$ 2,899,107